Discontinued and Held-for-sale Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued and Held-for-sale Operations
Discontinued Operations
We classify operations as discontinued when operations and cash flows will be eliminated from our ongoing operations and we do not expect to retain any significant continuing involvement in their operations after the respective sale transactions. For all periods presented, all of the operating results for these discontinued operations have been removed from continuing operations and presented separately as discontinued operations, net of tax, in the Consolidated Statement of Income. The Notes to the Consolidated Financial Statements have been adjusted to exclude discontinued operations unless otherwise noted.
Select Mortgage Operations
During the first quarter of 2013, the operations of ResCap were classified as discontinued. During the second quarter of 2012, we sold the Canadian mortgage operations of ResMor Trust. During 2010, we sold certain international operations. These operations included residential mortgage loan origination, acquisition, servicing, asset management, sale, and securitizations in the United Kingdom and continental Europe.
Select Insurance Operations
During the fourth quarter of 2011, we committed to sell our U.K.-based operations that provide vehicle service contracts and insurance products in Europe and Latin America. On February 28, 2013, we sold our U.K.-based operations to a wholly owned subsidiary of AmTrust Financial Services, Inc. Additionally, during the fourth quarter of 2012, we committed to sell our Mexican insurance business, ABA Seguros, to the ACE Group. In connection with the classification of these Insurance operations as held-for-sale we recognized a pretax loss of $55 million during the year ended December 31, 2012. The loss represents the impairment recognized to present the operations at the lower-of-cost or fair value. The fair value was determined using sales agreements with third-party purchasers (a Level 2 fair value input). We expect to complete the ABA Seguros sale during the first half of 2013.
During the second quarter of 2011, we completed the sale of our U.K. consumer property and casualty insurance business. During 2010, we completed the sale of our U.S. consumer property and casualty insurance business.
Select Automotive Finance Operations
During the fourth quarter of 2012, we committed to sell our Canadian automotive finance operations, Ally Credit Canada Limited, and ResMor Trust (Ally Canada) to Royal Bank of Canada. On February 1, 2013, we completed the sale of Ally Canada. Refer to Note 31 for more information regarding the sale. Additionally, during the fourth quarter of 2012, we committed to sell our automotive finance operations in Europe and Latin America to General Motors Financial Company, Inc. (GM Financial). On the same date, we entered into an agreement with GM Financial to acquire our 40% interest in a motor vehicle finance joint venture in China. No impairment was recognized to present the operations at the lower-of-cost or fair value. We expect to complete the sales by region during 2013.
During the first quarter of 2012, we completed the sale of our Venezuela operations. During the first quarter of 2011, we completed the sale of our Ecuador operations. During 2010, we completed the sale of our Argentina and Poland operations and our full-service leasing operations in Australia, Belgium, France, Poland, and the United Kingdom. We also ceased operations in Australia and Russia and classified them as discontinued during 2010.
Select Corporate and Other Operations
During the fourth quarter of 2012, we ceased operations at our Commercial Finance operations' European division and classified it as discontinued.
Select Financial Information
Select financial information of discontinued operations is summarized below. The pretax income or loss, including direct costs to transact, includes any impairment recognized to present the operations at the lower-of-cost or fair value. Fair value was based on the estimated sales price, which could differ from the ultimate sales price due to price volatility, changing interest rates, changing foreign-currency rates, and future economic conditions.

Year ended December 31, ($ in millions)	2012	2011	2010
Select Mortgage operations
Total net revenue	$439	$562	$2,071
Pretax (loss) income including direct costs to transact a sale (a)	(1,282)	(811)	678
Tax (benefit) expense (b)	(443)	2	14
Select Insurance operations
Total net revenue	$625	$710	$976
Pretax income including direct costs to transact a sale (a)	86	145	31
Tax expense (b)	53	39	19
Select Automotive Finance operations
Total net revenue	$1,503	$1,690	$1,646
Pretax income including direct costs to transact a sale (a)	786	820	698
Tax expense (b)	235	92	17
Select Corporate and Other operations
Total net revenue	$11	$7	$22
Pretax income	83	44	3
Tax expense (benefit)	2	3	(3)

(a)	Includes certain treasury and other corporate activity recognized by Corporate and Other.

(b)	Includes certain income tax activity recognized by Corporate and Other.
Held-for-sale Operations
The assets and liabilities of operations held-for-sale are summarized below.

December 31, 2012 ($ in millions)	Select Insurance operations (a)	Select Automotive Finance operations (b)	Total held-for-sale operations
Assets
Cash and cash equivalents
Noninterest-bearing	$8	$100	$108
Interest-bearing	119	1,918	2,037
Total cash and cash equivalents	127	2,018	2,145
Investment securities	576	424	1,000
Finance receivables and loans, net
Finance receivables and loans, net	—	25,835	25,835
Allowance for loan losses	—	(208)	(208)
Total finance receivables and loans, net	—	25,627	25,627
Investment in operating leases, net	—	144	144
Premiums receivable and other insurance assets	277	—	277
Other assets	94	2,942	3,036
Impairment on assets of held-for-sale operations	(53)	—	(53)
Total assets	$1,021	$31,155	$32,176
Liabilities
Interest-bearing deposit liabilities	$—	$3,907	$3,907
Short-term borrowings	—	2,800	2,800
Long-term debt	—	13,514	13,514
Interest payable	—	177	177
Unearned insurance premiums and service revenue	506	—	506
Accrued expenses and other liabilities	297	1,498	1,795
Total liabilities	$803	$21,896	$22,699

(a)	Includes our U.K.-based operations that provide vehicle service contracts and insurance products, and ABA Seguros.

(b)	Includes our Canadian and Other International entities (including full-service leasing operations and other automotive finance operations).

December 31, 2011 ($ in millions)	Select Mortgage operations (a)	Select Insurance operations (b)	Select Automotive Finance operations (c)	Total held-for-sale operations
Assets
Cash and cash equivalents
Noninterest-bearing	$—	$4	$55	$59
Interest-bearing	—	54	38	92
Total cash and cash equivalents	—	58	93	151
Investment securities	—	186	—	186
Loans held-for-sale, net	260	—	—	260
Finance receivables and loans, net
Finance receivables and loans, net	285	—	11	296
Allowance for loan losses	—	—	(1)	(1)
Total finance receivables and loans, net	285	—	10	295
Investment in operating leases, net	—	—	91	91
Premiums receivable and other insurance assets	—	77	—	77
Other assets	140	14	30	184
Impairment on assets of held-for-sale operations	—	—	(174)	(174)
Total assets	$685	$335	$50	$1,070
Liabilities
Unearned insurance premiums and service revenue	$—	$130	$—	$130
Accrued expenses and other liabilities	80	99	28	207
Total liabilities	$80	$229	$28	$337

(a)	Includes the Canadian mortgage operations of ResMor Trust.

(b)	Includes our U.K.-based operations that provide vehicle service contracts and insurance products.

(c)	Includes the operations of Venezuela and our full-service leasing operations.
Recurring Fair Value
The following table displays the assets and liabilities of our held-for-sale operations measured at fair value on a recurring basis. Refer to Note 25 for descriptions of valuation methodologies used to measure material assets at fair value and details of the valuation models, key inputs to these models, and significant assumptions used.

	Recurring fair value measurements
($ in millions)	Level 1	Level 2	Level 3	Total
December 31, 2012
Assets
Investment securities
Available-for-sale securities
Debt securities
Foreign government	$555	$42	$—	$597
Corporate debt	—	76	—	76
Other	—	327	—	327
Other assets
Derivative assets:
Interest rate contracts	—	22	9	31
Total assets	$555	$467	$9	$1,031
Liabilities
Accrued expenses and other liabilities:
Derivative liabilities
Interest rate contracts	$—	$24	$11	$35
Foreign currency contracts	—	1	18	19
Total liabilities	$—	$25	$29	$54
December 31, 2011
Assets
Investment securities
Available-for-sale securities
Debt securities
Foreign government	$171	$15	$—	$186
Other assets
Interest retained in financial asset sales	—	—	66	66
Total assets	$171	$15	$66	$252